SHORT-TERM BANK LOAN AND CREDIT (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOAN AND CREDIT
Summary of Sort-term bank loan and other

	December 31,
	2022	2021

Short-term bank loan (*)	$2,500	$—
Other	5	—

	$2,505	$—

(*) In October 2022, the Israeli subsidiary entered into a term loan agreement with an Israeli bank, pursuant to which the Israeli subsidiary borrowed $2,500, to be repaid no later than March 31, 2023. The term loan bore an interest at Term SOFR rate plus 6.0% per annum payable monthly. The term loan was repaid in full in January 2023.